Divestment (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended
	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Dec. 31, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Dec. 31, 2014 Asm Pacific Technology Ltd [Member] HKD	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]		Mar. 15, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] HKD	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] HKD
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiary shares sold (in shares)								47,424,500
Equity method investment, common stock, par value (in HK dollars per share)			0.10					90.00
Percentage of stake sold								11.88%
Cash proceeds						€ 413,196	4,191,980
Percent of subsidiary sold						51.96%	51.96%
Percent of associate purchased						40.08%	40.08%
Realized gain on sale 11.88% ASMPT shares		242,838				243,000
Non-consolidated ownership percentage		39.94%	39.75%	40.08%	[1]
Unrealized re-measurement gain on retained interest	€ 1,156,000	€ 1,155,625

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%, and in 2014 to 39.75%.